Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Property, Plant and Equipment [Line Items]
Accumulated amortization of capital lease assets			$ 68,000	$ 36,000
Interest Capitalized			2,000	2,000
Depreciation and amortization expense	$ 313,985	$ 298,701	399,247	411,549	$ 388,188
Property and equipment, accumulated depreciation	1,671,000		$ 1,516,649	1,312,589
Depreciation expense	$ 198,000	$ 189,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	40 years		40 years
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital lease assets			$ 260,000	163,000
Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			5 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			10 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital lease assets			$ 98,000	33,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			10 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			40 years
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 253,000	$ 261,000	$ 240,000